SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The accompanying consolidated financial statements of the Manager have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are presented in U.S. Dollars. The consolidated financial statements have been prepared in accordance with the accounting policies set out below.
Use of Estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates that affect the amounts reported in the consolidated financial statements and accompanying notes. Management believes that estimates utilized in the preparation of the consolidated financial statements are reasonable. Such estimates include those used in the valuation of investments and financial instruments, the measurement of deferred tax balances (including valuation allowances) and the accounting for share-based and performance-based compensation. Actual results may differ from those estimates and such differences may be material.
Consolidation
The Manager consolidates all entities that it controls through a majority voting interest and all variable interest entities (“VIE”) for which it is the primary beneficiary. An enterprise is determined to be the primary beneficiary of a VIE if it holds a controlling financial interest. A controlling financial interest is defined as (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. The Manager determines whether it is the primary beneficiary of a VIE at the time it becomes involved with a VIE and continuously reconsiders that conclusion. In determining whether the Manager is the primary beneficiary, the company evaluates its control rights as well as economic interests in the entity held either directly or indirectly by the company. The consolidation analysis can generally be performed qualitatively; however, if it is not readily apparent that the company is not the primary beneficiary, a quantitative analysis may also be performed. Investments and redemptions (either by the Manager, affiliates of the company or third parties) and amendments to governing documents could affect an entity’s status as a VIE or the determination of the primary beneficiary. At each reporting date, the company assesses whether it is the primary beneficiary and will consolidate or deconsolidate accordingly. As at December 31, 2022, the Manager is not the primary beneficiary of any VIE.
All intercompany balances and transactions have been eliminated on consolidation.
Foreign Currency
In the normal course of business, the Manager may enter into transactions not denominated in U.S. Dollars. Foreign exchange gains and losses arising on such transactions are recorded in Net Income. In addition, where the Manager consolidates entities that have a non-U.S. Dollar functional currency those non-U.S. Dollar denominated assets and liabilities are translated to U.S. Dollars at the exchange rate prevailing at the reporting date and income, expenses, gains and losses are translated at the prevailing exchange rate on the dates that they were recorded. Cumulative translation adjustments arising from the translation of non-U.S. Dollar denominated operations are recorded in Other Comprehensive Income.
Cash and Cash Equivalents
Cash and cash equivalents represent cash on hand and cash held in banks. Interest income from cash and cash equivalents is recorded in the Consolidated Statements of Comprehensive Income.
Equity Method Investments
Investments in which the Manager is deemed to exert significant influence, but not control are accounted for using the equity method of accounting. The Manager has significant influence over Brookfield Asset Management ULC and therefore accounts for its investment under the equity method.
The carrying value of equity method investments is determined based on amounts invested by the company, adjusted for the equity in earnings or losses of the investee allocated based on the relevant agreements, less distributions received. Further, the carrying value of the equity method investment is adjusted as a result of any share-based awards granted by the Manager to employees of Brookfield Asset Management ULC. Under the equity method of accounting, the Manager's share of earnings from equity investments is included in the Share of income from equity investments in the Consolidated Statements of Comprehensive Income. The Manager evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.

Refer to Note 3 for further details of the Manager's equity accounted investments.
Accounts Payable
Accounts payable primarily consists of long-term compensation liabilities due to the employees of the Manager.
Compensation and Benefits
Compensation consists of (a) salary and bonus, and benefits paid and payable to employees and (b) share-based compensation associated with the grants of share-based awards to employees of the Manager. Compensation cost relating to the issuance of share-based awards to senior management and employees of the Manager is accounted for in accordance with ASC 718, Compensation - Stock Compensation, which measures the equity-classified awards at fair value at the grant date and expensed over the vesting period, taking into consideration expected forfeitures. Cash settled share-based awards and awards settled in a variable number of shares for a fixed monetary amount are classified as liabilities and are remeasured at the end of each reporting period.
Prior to the Arrangement, the Corporation had provided certain long term incentive plans to its employees. The value of these long term incentive plans changed as a result of the spin-off of the asset management business. In order to make award participants whole following the Arrangement, the Corporation and the Manager modified the strike price of the historical awards and issued additional awards such that participants would receive the same economic outcome immediately before and after the spin-off. As part of the execution of the Arrangement, certain employees are now employed by the Manager and any unvested amounts cease to be recognized by the non-employing entity. The Manager assessed the fair value of the modified instruments immediately before and after the spin-off date to determine if there was any change in value and will account for the impact of the modification and any relevant incremental fair value generated at the time of the spin-off prospectively.
On completion of the Arrangement, the Manager issued awards and other long term incentive awards to employees of Brookfield Asset Management ULC. Manager recognizes the entire cost of these share-based payment awards in Additional paid-in capital in the Consolidated Balance Sheet.
Refer to Note 5 for further details of the Manager's share based compensation.
Carried Interest Compensation Expense
Carried interest is performance-based compensation associated with realized or unrealized carried interest earned by our asset management business and is based on the performance of investments on a fund-by-fund basis. Employees of the Manager earn carried interest compensation which is subject to both positive and negative adjustments and recoverable to the Manager under the terms of the ASMA.

Other Revenue (Expense)
Other Revenue (Expense) relate to the AMSA between the Manager and the Company, the TSA and the Relationship Agreement amongst the Manager, the Company and the Corporation.

Under the AMSA, the Manager provides the services of its employees to the Company and the Corporation, respectively, on a cost-recovery basis. Income generated under these agreements is recognized as Other Revenue (Expense) in the Consolidated Statement of Comprehensive Income on a gross basis as and when services are provided by the Manager. To the extent that the employees are entitled to share-based and performance-based compensation, the related income is recognized as and when the awards vest.

Under the Relationship Agreement, certain employee share-based and performance-based compensation costs are recovered from the Corporation. Income generated under the Relationship Agreement relating to these awards is recognized as Other Revenue (Expense) in the Consolidated Statement of Comprehensive Income on a gross basis as the awards vest.
Certain liability classified share-based awards covered by the AMSA and Relationship Agreement are required to be revalued at each balance sheet date. As a result, where the revaluation results in an increase in the equity award liability, the Corporation and Brookfield Asset Management ULC will reimburse the Manager while conversely, where the revaluation results in a decrease in the equity award liability, the Manager will be responsible for refunding the difference to the Corporation or Brookfield Asset Management ULC.
Under the TSA, the Manager is responsible for the costs of transitional services provided by Brookfield Asset Management ULC and the Corporation. Such costs are recognized as Other Revenue (Expense) in the Consolidated Statement of Comprehensive Income when services are performed.
Related Parties
In the normal course of operations, the Manager enters into various transactions on market terms with related parties, including amounts in Due from/to affiliates. The Manager and its subsidiaries may also transact with entities that share a common parent. Amounts owed to and by equity method investments are not eliminated on consolidation. See Note 7 for further detail.
Dividends
Dividends are reflected in the consolidated financial statements when declared.
Segment Information
The Manager operates as a single operating segment. The Manager's chief operating decision maker, it's Chief Executive Officer, manages operations on a consolidated basis for the purposes of allocating resources, making operating decisions and evaluating financial performance.
Earnings per Share
The Manager uses the two class method to calculate basic and diluted net income per share. Undistributed earnings for each period are allocated to participating securities based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. Losses are not allocated to participating securities that do not have a contractual obligation to share in losses.
Diluted net income per share reflects the impact of dilutive instruments, which are determined using the treasury stock method.
Recent Accounting Pronouncements
The Manager considers the applicability and impact of all Accounting Standard Updates (“ASUs”) issued by the Financial Accounting Standards Board (“FASB”). ASUs not listed below were assessed and either determined to be not applicable or expected to have minimal impact on the company’s consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04 “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting”. ASU 2020-04 provides optional expedients and exceptions to GAAP requirements for modifications on debt instruments, leases, derivatives, and other contracts, related to the expected market transition from LIBOR, and certain other floating rate benchmark indices (collectively, “IBORs”) to alternative reference rates. ASU 2020-04 generally considers contract modifications related to reference rate reform to be an event that does not require contract remeasurement at the modification date nor a reassessment of a previous accounting determination. In January 2021, the FASB issued ASU 2021-01 “Reference Rate Reform (Topic 848): Scope”. ASU 2021-01 clarifies that the practical expedients in ASU 2020-04 apply to derivatives impacted by changes in the interest rate used for margining, discounting, or contract price alignment. The guidance in ASU 2020-04 is optional and maybe elected over time, through December 31, 2022, as reference rate reform activities occur. Once ASU 2020-04 is elected, the guidance must be applied prospectively for all eligible contract modifications. The Manager has not adopted any of the optional expedients or exceptions as of December 31, 2022.